Deposits (Tables)	6 Months Ended
Apr. 30, 2019
Text block [abstract]
Summary of Deposit Liabilities
Deposits
(millions of Canadian dollars)	As at
	By Type			By Country			April 30 2019	October 31 2018
	Demand	Notice	Term[1]	Canada	United States	International	Total	Total
Personal	$13,714	$419,240	$56,729	$225,858	$263,795	$30	$489,683	$477,644
Banks[2]	9,163	155	10,351	12,811	74	6,784	19,669	16,712
Business and government[3,4]	78,789	133,449	153,753	266,014	96,320	3,657	365,991	357,083
Trading[2]	–	–	53,974	26,119	16,270	11,585	53,974	114,704
Designated at fair value through profit or loss[2,5]	–	–	57,766	31,711	22,175	3,880	57,766	–
Total	$101,666	$552,844	$332,573	$562,513	$398,634	$25,936	$987,083	$966,143
Non-interest-bearing deposits included above
In domestic offices							$40,562	$42,402
In foreign offices							53,524	54,488
Interest-bearing deposits included above
In domestic offices							521,951	505,295
In foreign offices							370,365	362,890
U.S. federal funds deposited[2]							681	1,068
Total[3,6]							$987,083	$966,143
[1]

Includes $6,586 million (October 31, 2018 – $53 million) of senior debt which is subject to the bank recapitalization "bail-in" regime. This regime provides certain statutory powers to the Canada Deposit Insurance Corporation, including the ability to convert specified eligible shares and liabilities into common shares in the event that the Bank becomes non-viable.

[2]	Includes deposits and advances with the Federal Home Loan Bank.
[3]	As at April 30, 2019, includes $39 billion relating to covered bondholders (October 31, 2018 – $36 billion) and $2 billion (October 31, 2018 – $2 billion) due to TD Capital Trust lV.
[4]	On May 9, 2019, TD Capital Trust IV announced its intention to redeem all of the outstanding TD Capital Trust IV Notes – Series 1 on June 30, 2019.
[5]

Financial liabilities designated at fair value through profit or loss on the Interim Consolidated Balance Sheet consist of deposits designated at fair value through profit or loss and $17 million (October 31, 2018 – $16 million) of loan commitments and financial guarantees designated at fair value through profit or loss.

[6]

As at April 30, 2019, includes deposits of $559 billion (October 31, 2018 – $548 billion) denominated in U.S. dollars and $56 billion (October 31, 2018 – $55 billion) denominated in other foreign currencies.